SEGMENT INFORMATION - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales		R$ 39,737,368	R$ 25,865,001	R$ 20,437,835
Non-current assets		11,989,268	12,568,096
Brazil [member]
Disclosure of geographical areas [line items]
Net sales		34,128,831	22,529,634	18,100,012
Non-current assets		11,957,039	12,551,261
Europe [member]
Disclosure of geographical areas [line items]
Net sales	[1]	3,080,840	2,551,739	1,867,284
Non-current assets	[1]	7,762	10,515
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	[2]	697,117	632,235	360,798
Non-current assets	[2]	7,294	6,320
North America [member]
Disclosure of geographical areas [line items]
Net sales	[3]	1,770,487	81,384	62,760
Non-current assets	[3]	17,173
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales		60,093	70,009	R$ 46,981
Non-current assets

[1]	England, France, Spain and Portugal; and
[2]	Argentina, Bolívia, Uruguay and Paraguay and.
[3]	United States of America.